Document and Entity Information	Dec. 31, 2017
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2017
Registrant Name	FIRST INVESTORS LIFE SERIES FUNDS
Entity Central Index Key	0000770906
Amendment Flag	false
Document Creation Date	Jun. 04, 2018
Document Effective Date	Jun. 04, 2018
Prospectus Date	May 01, 2018